Derivatives and Hedging - Additional Information (Detail) (Overseas customers)	12 Months Ended
Mar. 31, 2012
Overseas customers
Revenue, Major Customer [Line Items]
Percentage of Kyocera's revenues generated from overseas customers	55.00%